LEASES LEASES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 58,600	$ 60,249	$ 0	$ 0
Operating Lease, Liability	$ 64,277	$ 65,799	$ 0	$ 0